Consolidated Statement of Changes in Equity - USD ($)	Issued capital [member]	Share premium [member]	Statutory reserve [member]	Other reserves [member]	Capital reserve [member]	Accumulated other comprehensive income [member]	Retained earnings [member]	Net accumulated comprehensive losses [member]	Total
Balance at Dec. 31, 2022	$ 105,263	$ 12,834,431	$ 1,860	$ 55,596	$ 12,891,887	$ (863,669)	$ 358,195	$ (505,474)	$ 12,491,676
IfrsStatementLineItems [Line Items]
Issue of new shares	27,162	17,160,903			17,160,903				17,188,065
Exchange difference arising from translation of foreign operations						435,275		435,275	435,275
Loss for the year							(11,933,328)	(11,933,328)	(11,933,328)
Balance at Dec. 31, 2023	132,425	29,995,334	1,860	55,596	30,052,790	(428,394)	(11,575,133)	(12,003,527)	18,181,688
IfrsStatementLineItems [Line Items]
Exchange difference arising from translation of foreign operations						(345,067)		(345,067)	(345,067)
Loss for the year							(8,728,529)	(8,728,529)	(8,728,529)
Balance at Dec. 31, 2024	132,425	29,995,334	1,860	55,596	30,052,790	(773,461)	(20,303,662)	(21,077,123)	9,108,092
IfrsStatementLineItems [Line Items]
Exchange difference arising from translation of foreign operations						518,975		518,975	518,975
Loss for the year							(5,856,216)	(5,856,216)	(5,856,216)
Balance at Dec. 31, 2025	$ 132,425	$ 29,995,334	$ 1,860	$ 55,596	$ 30,052,790	$ (254,486)	$ (26,159,878)	$ (26,414,364)	$ 3,770,851